Income taxes (Tables)	6 Months Ended
Jun. 30, 2020
Income taxes
Summary of income tax expense

(in thousands of Russian Roubles)

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Current tax expense:
Current year	(91,300)	(196,443)	(350,795)	(441,342)
Recognition of provision for uncertain tax positions	—	(447,034)	—	(447,034)
Total current tax expense	(91,300)	(643,477)	(350,795)	(888,376)
Deferred tax expense:
Origination and reversal of temporary differences	16,270	21,742	44,336	89,859
Reversal of deferred tax on unremitted earnings	—	447,034	—	447,034
Total deferred tax reversal	16,270	468,776	44,336	536,893
Total income tax expense	(75,030)	(174,701)	(306,459)	(351,483)

Summary of reconciliation of effective tax rate

(in thousands of Russian Roubles)

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Profit before income tax	313,974	449,965	957,141	865,494
Income tax at 20% tax rate	(62,795)	(89,993)	(191,428)	(173,099)
Effect of tax rates in foreign jurisdictions	124	(15,767)	1,364	(24,855)
Withholding tax on intra-group dividend and unremitted earnings	(183)	(3,728)	(11,196)	(45,194)
Unrecognized deferred tax asset	9,882	(18,139)	(56,089)	(38,223)
Non-deductible interest expense	—	(7,781)	—	(18,422)
Non-deductible expenses related to management incentive agreement	(10,608)	(13,764)	(21,309)	(15,559)
Other net non-taxable income and (non-deductible expense)	(7,506)	(25,529)	(23,857)	(36,131)
Fines and penalties	(3,944)	—	(3,944)	—
Total income tax expense	(75,030)	(174,701)	(306,459)	(351,483)

Summary of deferred tax assets and liabilities

(in thousands of Russian roubles)

	June 30,	December 31,
	2020	2019
Deferred tax assets:
Unused vacation accruals	15,558	8,614
Employee benefits	5,178	13,323
Contract liabilities	140,509	135,203
Trade and other payables	1,984	7,728
Right-of-use assets and lease liabilities	5,287	4,139
Deferred tax assets netting	(15,686)	(19,172)
Total deferred tax assets	152,830	149,835

Deferred tax liabilities:
Property and equipment	(7,539)	(9,696)
Intangible assets	(8,147)	(9,476)
Intangible assets identified on acquisition*	(471,226)	(512,804)
Deferred tax liabilities netting	15,686	19,172
Total deferred tax liabilities	(471,226)	(512,804)
Net deferred tax liability	(318,396)	(362,969)

* Acquisition of all of the outstanding equity interests of Headhunter FSU Limited, representing HeadHunter business, by Zemenik Trading Limited, which we subsequently converted into HeadHunter Group PLC, from Mail.Ru Group Limited on February 24, 2016.

Summary of income tax payable

(in thousands of Russian roubles)

	June 30,	December 31,
	2020	2019
Current income tax payable	223,095	33,648
Provision for uncertain income tax positions	336,326	336,326
Total income tax payable	559,421	369,974